ORGANIZATION (Carrying Amounts of Assets and Liabilities of VIEs) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 51,886	¥ 361,220		¥ 435,133	¥ 477,005
Restricted cash	657	4,576		1,254	1,238
Amounts due from a related party	1,494	10,401		0
Prepayments and other current assets	4,349	30,280		65,198	91,577
Current assets for discontinued operations					67,202
Total current assets	61,812	430,326		601,585	737,022
Non-current assets:
Property and equipment, net	9,209	64,112		97,195	105,502
Intangible assets, net	647	4,505		214,962	243,261
Deposits	774	5,388		5,152	5,750
Long-term investments	21,970	152,954		194,375	347,073
Right-of-use assets	5,258	36,607	¥ 54,275
Other non-current assets	271	1,887		3,563	6,257
Non-current assets for discontinued operations					179,942
Total non-current assets	38,129	265,453		644,999	1,017,537
TOTAL ASSETS	99,941	695,779		1,246,584	1,754,559
Current liabilities:
Accrued payroll and welfare payable	988	6,879		9,779	11,855
Accrued expenses and other current liabilities	7,381	51,398		88,149	146,233
Operating lease liabilities - current	2,395	16,672
Income tax payable	318	2,213		1,766	2,223
Current liabilities for discontinued operations					15,626
Total current liabilities	11,082	77,162		99,694	175,937
Non-current liabilities:
Long-term payables	426	2,965		4,196	27,785
Operating lease liabilities - non-current	4,550	31,675
Non-current liabilities for discontinued operations					12,721
Total non-current liabilities	4,984	34,699		11,940	47,260
TOTAL LIABILITIES	16,066	111,861		111,634	223,197
VIE [Member]
Current assets:
Cash and cash equivalents	27,998	194,914		123,482	85,161
Restricted cash	221	1,539		1,253	1,237
Time Deposit	14	100
Amounts due from intergroup companies	143	992		2,627	2,555
Amounts due from a related party	1,494	10,401
Prepayments and other current assets	2,098	14,608		28,934	33,692
Current assets for discontinued operations					40,193
Total current assets	31,968	222,554		156,296	162,838
Non-current assets:
Property and equipment, net	6,371	44,354		67,349	99,138
Intangible assets, net	235	1,636		1,623	1,734
Deposits	735	5,117		4,484	4,248
Long-term investments	4,944	34,417		51,332	53,044
Right-of-use assets	4,831	33,633
Other non-current assets	271	1,887		3,563	6,296
Non-current assets for discontinued operations					179,932
Total non-current assets	17,387	121,044		128,351	344,392
TOTAL ASSETS	49,355	343,598		284,647	507,230
Current liabilities:
Amounts due to intergroup companies	52,769	367,368		209,384	71,168
Accrued payroll and welfare payable	694	4,830		7,854	9,875
Accrued expenses and other current liabilities	5,183	36,087		54,200	51,658
Operating lease liabilities - current	1,968	13,698		0	0
Income tax payable	219	1,525		1,313	615
Current liabilities for discontinued operations					15,626
Total current liabilities	60,833	423,508		272,751	148,942
Non-current liabilities:
Long-term payables	426	2,965		4,196	27,673
Operating lease liabilities - non-current	4,550	31,675		0	0
Non-current liabilities for discontinued operations					12,721
Total non-current liabilities	4,976	34,640		4,196	40,394
TOTAL LIABILITIES	$ 65,809	¥ 458,148		¥ 276,947	¥ 189,336